Investments in associates and joint ventures	12 Months Ended
Dec. 31, 2021
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Investments in associates and joint ventures
21. Investments in associates and joint ventures

	Joint ventures £m	Associates £m	2021 Total £m	Joint ventures £m	Associates £m	2020 Total £m
At 1 January	15	349	364	15	299	314

Exchange adjustments	–	(15)	(15)	–	(9)	(9)

Additions	–	1	1	–	4	4

Disposals	–	(278)	(278)	–	–	–

Distributions received	–	(9)	(9)	–	(31)	(31)

Net fair value movements through Other comprehensive income	–	28	28	–	53	53

Impairment of interest in associates	–	(36)	(36)	–	–	–

Profit/(loss) after tax recognised in the consolidated income statement	(3)	36	33	–	33	33
At 31 December	12	76	88	15	349	364
The Group held one significant associate at 31 December 2020, Innoviva, Inc. At 31 December 2020, the Group owned 32 million shares or 31.6% of Innoviva, which is a biopharmaceutical company listed on NASDAQ. Innoviva partnered with GSK in the development of the long-acting beta agonist, vilanterol, and currently receives royalty income from sales of products that contain this component, namely
Relvar/Breo Ellipta
and
Anoro Ellipta
. It also has a 15% economic interest in royalties paid by GSK on sales of
Trelegy Ellipta
. The remaining 85% of the economic interest in these royalties is held by Theravance Biopharma Inc., in which the Group holds an investment (see Note 22).
On 20 May 2021, the Group agreed with Innoviva Inc to sell all of its shares in Innoviva back to Innoviva for £277 million. Following settlement of the transaction, GSK no longer held any Innoviva stock. A loss of £46 million (including £10 million of recycling of exchange differences in Innoviva) is presented in “Loss on disposal of interest in associates” in the Consolidated income statement. The transaction did not include any changes in Innoviva’s commercial interest in royalties paid by GSK. “Loss on disposal of interest in associates” also includes a £10 million gain from a disposal of another immaterial associate. Please refer to the Income statement information on associates and joint ventures in Note 13.
Disposals include the book values of Innoviva at £277 million, and £1 million of another investment for which GSK received non-cash
consideration.
Summarised balance sheet information at 31 December 2020, in respect of Innoviva is set out below:

At 31 December 2020 £m
Non-current assets	482

Current assets	251

Current liabilities	(4)

Non-current liabilities	(283)

Net assets	446

The carrying value of the Group’s investment in Innoviva in 2020 is analysed as follows:
2020
£m
Interest in net assets of associate	141

Goodwill	85

Fair value and other adjustments	65

Carrying value at 31 December	291

The investment in Innoviva had a market value of £291 million at 31 December 2020.